Operating Lease - Summary of Maturities of Lease Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Leases [Abstract]
2022	¥ 131,573
2023	96,778
2024	47,191
2025	35,492
2026	25,451
Thereafter	1,834
Total undiscounted lease payments	338,319
Less: imputed interest	(27,423)
Total lease liabilities	¥ 310,896	¥ 135,932	¥ 50,089